CONTINGENCIES AND COMMITMENTS	13 Months Ended
Dec. 31, 2021
CONTINGENCIES AND COMMITMENTS
Contingencies And Commitments

23. CONTINGENCIES AND COMMITMENTS

Management Commitments

The Company is party to certain management contracts. These contracts require payments of approximately $1,761,000 to be made upon the occurrence of a change in control to the officers of the Company. The Company is also committed to payments upon termination of approximately $1,093,000 pursuant to the terms of these contracts. As a triggering event has not taken place, these amounts have not been recorded in these consolidated financial statements.

Former Activities

The Company was previously involved in oil and gas exploration activities in Canada, the United States and Colombia. The Company ceased all direct oil and gas exploration activities in 2014. While management estimated that the exposure to additional liabilities from its former oil and gas activities over and above the reclamation provision accrued in these consolidated financial statements to be remote, the outcome of any such contingent matters is inherently uncertain.

Legal Matters

From time to time, the Company is named as a party to claims or involved in proceedings, including legal, regulatory and tax related, in the ordinary course of its business. While the outcome of these matters may not be estimable at period end, the Company makes provisions, where possible, for the estimated outcome of such claims or proceedings. Should a loss result from the resolution of any claims or proceedings that differs from these estimates, the difference will be accounted for as a charge to net income (loss) in that period.

Novel Coronavirus

The Company’s operations could be significantly adversely affected by the effects of a widespread global outbreak of a contagious disease, including the respiratory illness caused by COVID-19. The Company cannot accurately predict the impact COVID-19 will have on its operations and the ability of others to meet their obligations with the Company, including uncertainties relating to the ultimate geographic spread of the virus, the severity of the disease, the duration of the outbreak, and the length of travel and quarantine restrictions imposed by governments of affected countries. In addition, a significant outbreak of contagious diseases in the human population could result in a widespread health crisis that could adversely affect the economies and financial markets of many countries, resulting in an economic downturn that could further affect the Company’s operations and ability to finance its operations.

Government Assistance Loans

On May 27, 2020, the Company received a $40,000 Canada Emergency Business Account (“CEBA”) loan from the Government of Canada via its commercial bank. On January 11, 2021, the Company received an additional $20,000 increasing the loan to $60,000. The loan was interest free until December 31, 2022 and matured on December 31, 2025. If $40,000 loan is repaid by December 31, 2022, the remaining $20,000 will be forgiven. If the loan is not repaid by December 31, 2022, interest at 5% will be charged per annum commencing on January 1, 2023 until maturity on December 31, 2025. The loan is unsecured. On October 8, 2021, the Company repaid $40,000 of the loan and on November 30, 2021, the remaining $20,000 was forgiven. The gain on the loan forgiveness is included in salaries, consulting and management fees in the consolidated statements of loss.

On June 30, 2021, the Company acquired Complexity (see Note 4(c)). Complexity had a Paycheck Protection Program (“PPP”) loan from J.P. Morgan in the amount of $631,906 (USD$501,473) under the PPP established by the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan was subject to a note dated April 15, 2020 and may be forgiven to the extent proceeds of the loan are used for eligible expenditures such as payroll and other expenses described in the CARES Act. The loan expires in two years from drawn down date. On July 15, 2021, the Company received full forgiveness of the balance. The gain on the loan forgiveness is included in salaries, consulting and management fees in the consolidated statements of loss.